SHAREHOLDERS' EQUITY (Board Members And Officers) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	$ 3,633	$ 3,543	$ 2,469
Chairman [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Options granted	50,000	60,000
Stock options granted, exercise price	$ 10.07	$ 5.445
Vesting period	12 months	12 months
Risk-free interest rate		2.96%
Dividend yield		0.00%
Volatility		70.00%
Post-vesting termination rate		0.51%
Stock-based compensation expenses	348	108
Chairman [Member] | Minimum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor		1.00%
Expected term		3 years 9 months 11 days
Chairman [Member] | Maximum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor		2.11%
Expected term		5 years 5 months 16 days
CEO [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Options granted	100,000	120,000
Stock options granted, exercise price	$ 10.07	$ 5.445
Vesting period	12 months	12 months
Risk-free interest rate		2.96%
Dividend yield		0.00%
Volatility		70.00%
Post-vesting termination rate		0.51%
Stock-based compensation expenses	$ 348	$ 108
CEO [Member] | Minimum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor		1.00%
Expected term		3 years 9 months 11 days
CEO [Member] | Maximum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor		2.11%
Expected term		5 years 5 months 16 days